Charles Schwab Investment Management, Inc.

425 Market Street, Suite 1700

San Francisco, CA 94105

July 30, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Laudus Trust (“Trust”) (File Nos. 033-21677 and 811-05547)

Schwab Large Cap Growth Opportunities Fund
Post-Effective Amendment No. 108

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated July 28, 2026, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel